Condensed Consolidated Balance Sheets (Parenthetical) - € / shares	Mar. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	53,793,839	54,081,601
Ordinary shares, shares outstanding	53,793,839	54,081,601